Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2020	December 31, 2019
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due in 2022	286,594	212,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030	916,079	1,114,707
Norwegian Krone-denominated Bonds due from 2021 to 2023	212,985	347,163
Euro-denominated Term Loans due from 2023 to 2024	153,200	165,376
Other U.S. Dollar-denominated Loans	446	3,300
Total principal	1,569,304	1,842,546
Unamortized discount and debt issuance costs	(10,820)	(11,150)
Total debt	1,558,484	1,831,396
Less current portion	(295,282)	(393,065)
Long-term debt	1,263,202	1,438,331